Leases	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Leases	Leases
17.1. Group as a lessee
Amounts recognized in the consolidated statement of financial position
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2024	December 31, 2023
Right-of-use assets
Office buildings	10,832	11,956
Cars	2,387	1,075
Software	6,461	10,542
Land permits	85,555	52,799
Other	373	440
Total	105,608	76,812
Additions to the right-of-use assets for office buildings during 2024 were €621 thousand (2023: €1,624 thousand), there were no additions as a result of business combinations (2023: €nil ). Additions to the right-of-use assets for cars during 2024 were €2,058 thousand (2023: €1,053 thousand). Additions to the right-of-use assets for software during 2024 were € nil (2023: € nil ). Additions to the right-of-use assets for land permits during 2024 were €53,025 thousand (2023: €35,255 thousand). This includes no additions from business combinations (2023: €nil ) and all additions of €53,025 thousand during 2024 emerged from the ordinary course of business (2023: €35,255 thousand). Additions to the right-of-use assets for other during 2024 were € nil (2023: € nil ).

(in €‘000)	December 31, 2024	December 31, 2023
Lease liabilities
Current
Office buildings	1,377	1,382
Cars	794	403
Software	4,821	4,392
Land permits	9,663	5,684
Other	69	66
Total	16,724	11,927
Non-current
Office buildings	10,224	11,191
Cars	1,650	694
Software	2,945	7,280
Land permits	84,543	52,002
Other	329	396
Total	99,691	71,563
Lease liabilities are effectively secured as the rights to the leased assets recorded in the consolidated financial statements revert to the lessor in the event of default.
Amounts recognized in the consolidated statement of profit or loss
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2024	2023	2022
Depreciation expenses right-of-use assets
Office buildings	1,464	1,351	1,114
Cars	747	573	581
Software	4,081	4,071	4,062
Land permits	5,374	2,474	885
Other	68	68	68
Total	11,734	8,537	6,710
Interest expenses on lease liabilities (included in finance costs)
Office buildings	379	422	281
Cars	121	42	17
Software	317	448	565
Land permits	5,329	2,751	898
Other	13	15	16
Total	6,159	3,678	1,777
During 2024 the expenses relating to variable lease payment recognized were €749 thousand (2023: €58 thousand and 2022: €323 thousand).
Total cash outflows for leases
The total cash outflows for leases were as follows:

(in €‘000)	2024	2023	2022
Office buildings	1,750	1,649	1,267
Cars	835	612	602
Software	4,761	4,624	4,404
Land permits	6,094	1,410	657
Other	78	78	78
Total	13,518	8,373	7,008
Decommissioning of charging sites
The Group, in its ordinary course of business, has entered into various land permit contracts with site owners throughout Europe. These contracts are classified as lease agreements under IFRS 16 Leases. As per the terms of these agreements, the Group has an obligation to restore the leased sites to their original condition upon the expiration or termination of the lease. In accordance with IFRS 16 and IAS 37, the Group assesses the obligation for decommissioning costs and, if material, recognizes a provision for the present value of the estimated costs of dismantling and removing the charging equipment and restoring the site. Concurrently, an equivalent 'right-of-use' asset is capitalized and depreciated over the lease term.
As of December 31, 2024, the Group has evaluated the potential decommissioning costs associated with the dismantling and removal of charging equipment installed at these leased sites. Based on the assessment, the estimated costs are deemed to be immaterial. Consequently, the Group has determined that the recognition of a decommissioning provision and the corresponding capitalization of these costs as part of the 'right-of-use' assets are not required. The immaterial costs are anticipated to be incurred in the future as expenses related to the recovery of charging equipment, and will be recognized in the income statement when incurred.
17.2. Group as a lessor
During the year ended December 31, 2022, the Group entered into a sublease rental agreement with a third party for one of its office buildings. At December 31, 2023, the sublease rental agreement was terminated. In the consolidated statement of profit or loss for the year ended December 31, 2024, the Group recognized sublease rental income of € nil (2023: €200 thousand, 2022: €200 thousand).